Offerings - Offering: 1	Jun. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	36,878,144
Maximum Aggregate Offering Price	$ 19,406,887.50
Amount of Registration Fee	$ 2,680.09
Rule 457(f)	true
Amount of Securities Received | shares	221,793,000
Value of Securities Received, Per Share	0.0875
Value of Securities Received	$ 19,406,887.50
Fee Note MAOP	$ 19,406,887.50
Offering Note	(1) Represents the maximum number of shares of common stock, par value $0.001 per share, of the Registrant estimated to be issuable upon consummation of the mergers described herein, calculated by totaling (a) the product obtained by multiplying (x) 221,793,000 shares of common stock, par value $0.001 per share, of Galera Therapeutics, Inc. ("Galera") (the maximum number of shares of Galera common stock and common stock equivalents that may be canceled and exchanged in the merger), by (y) an estimated exchange ratio of 0.7841 shares of Parent common stock for each share of Galera common stock and common stock equivalents, plus (b) the product obtained by multiplying (x) 250,640,000 shares of common stock, par value $0.0001 per share, of Obsidian Therapeutics, Inc. ("Obsidian") (the maximum number of shares of Obsidian common stock and common stock equivalents that may be canceled and exchanged in the merger), by (y) an estimated exchange ratio of 0.1435 shares of Parent common stock for each share of Obsidian common stock and common stock equivalents. (2) Pursuant to Rules 457(f)(1), 457(f)(2) and 457(c) under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price is the sum of (a) the product obtained by multiplying (x) $0.0875 (the average of the high and low bid and ask prices of Galera common stock on April 17, 2026, as reported on the OTCQB, by (y) 221,793,000 shares of Galera common stock (the maximum number of shares of Galera common stock equivalents that may be canceled and exchanged in the merger), plus (b) $0 (the book value of the Obsidian common stock and common stock equivalents to be exchanged in the merger). (3) The Registrant previously sought to register 46,506,881 shares of its common stock for which the fee paid was $2,927.55.